INTANGIBLE ASSETS, NET (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
2017	$ 835
2018	749
2019	354
2020	334
Thereafter	560
Finite-Lived Intangible Assets, Net	$ 2,832	$ 4,024